UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Australia (15.8%)
Banks
Commonwealth Bank of Australia	102,123	$5,680
Westpac Banking Corp.	178,309	4,053
		9,733
Biotechnology
CSL Ltd.	38,088	3,128

Capital Markets
ASX Ltd.	69,658	2,575

Commercial Services & Supplies
Brambles Ltd.	272,901	2,509

Construction Materials
Boral Ltd.	480,148	2,489

Food & Staples Retailing
Woolworths Ltd.	169,056	3,020

Health Care Equipment & Supplies
ResMed, Inc.	641,496	4,174

Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd.	880,330	3,369

Insurance
QBE Insurance Group Ltd.	278,882	1,989

Oil, Gas & Consumable Fuels
Santos Ltd.	590,577	1,661

Real Estate Management & Development
Lend Lease Group REIT	297,744	3,211
		37,858
China (21.4%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	354,500	578

Banks
Bank of China Ltd. H Shares (a)	8,099,000	3,734
China Construction Bank Corp. H Shares (a)	6,898,560	5,149
		8,883
Construction & Engineering
China Machinery Engineering Corp. H Shares (a)	796,000	469

Diversified Consumer Services
New Oriental Education & Technology Group, Inc. ADR (b)	20,292	941
TAL Education Group ADR (b)	15,823	1,121
		2,062

Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (a)	1,042,000	1,268

Food Products
China Mengniu Dairy Co., Ltd. (a)	434,000	813

Hotels, Restaurants & Leisure
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (a)	1,176,000	365

Independent Power and Renewable Electricity Producer
Huadian Power International Corp., Ltd. H Shares (a)	984,000	444

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (a)	600,000	2,230

Internet & Direct Marketing Retail
JD.com, Inc. ADR (b)	66,808	1,743

Internet Software & Services
Alibaba Group Holding Ltd. ADR (b)	43,796	4,633
NetEase, Inc. ADR	4,555	1,097
Tencent Holdings Ltd. (a)	538,900	14,932
		20,662
Machinery
CRCC High-Tech Equipment Corp., Ltd. H Shares (a)	1,243,500	583

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (a)	1,008,000	1,012

Real Estate Management & Development
China Overseas Land & Investment Ltd. (a)	466,000	1,596

Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (a)	191,000	1,335

Transportation Infrastructure
Shenzhen International Holdings Ltd. (a)	416,500	694

Wireless Telecommunication Services
China Mobile Ltd. (a)	533,500	6,550
		51,287
Hong Kong (8.4%)
Banks
BOC Hong Kong Holdings Ltd.	861,500	2,925

Capital Markets
Hong Kong Exchanges and Clearing Ltd.	59,200	1,562

Diversified Telecommunication Services
HKT Trust & HKT Ltd.	1,028,340	1,451

Electric Utilities
Power Assets Holdings Ltd.	60,000	588

Industrial Conglomerates
CK Hutchison Holdings Ltd.	393,768	5,024

Insurance
AIA Group Ltd.	698,200	4,678

Real Estate Management & Development
Cheung Kong Property Holdings Ltd.	332,768	2,454

Textiles, Apparel & Luxury Goods
Samsonite International SA	453,000	1,456
		20,138
India (10.2%)
Automobiles
Maruti Suzuki India Ltd.	22,078	1,823

Banks
HDFC Bank Ltd.	75,326	1,675
IndusInd Bank Ltd.	123,749	2,235
		3,910
Construction & Engineering
Larsen & Toubro Ltd.	97,968	2,117

Construction Materials
Shree Cement Ltd.	9,856	2,530

Consumer Finance
Bharat Financial Inclusion Ltd. (b)	90,830	1,207
Shriram Transport Finance Co., Ltd.	133,528	2,339
		3,546
Machinery
Ashok Leyland Ltd.	1,844,458	2,216

Media
Inox Leisure Ltd. (b)	266,040	1,051
Zee Entertainment Enterprises Ltd.	230,056	1,893
		2,944
Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	229,026	2,112

Personal Products
Marico Ltd.	360,441	1,493

Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	49,884	693

Transportation Infrastructure
Gateway Distriparks Ltd.	263,211	996
		24,380
Indonesia (4.5%)
Automobiles
Astra International Tbk PT	1,372,100	872

Banks
Bank Mandiri Persero Tbk PT	1,721,500	1,484

Bank Negara Indonesia Persero Tbk PT	2,950,900	1,261
		2,745
Construction Materials
Semen Indonesia Persero Tbk PT	1,294,500	1,006

Diversified Telecommunication Services
Link Net Tbk PT	2,534,600	845
Telekomunikasi Indonesia Persero Tbk PT	2,844,000	942
		1,787
Media
Surya Citra Media Tbk PT	3,683,700	795

Multi-line Retail
Matahari Department Store Tbk PT	382,300	543

Oil, Gas & Consumable Fuels
United Tractors Tbk PT	170,300	231

Real Estate Management & Development
Bumi Serpong Damai Tbk PT	7,368,900	1,254

Transportation Infrastructure
Jasa Marga Persero Tbk PT	618,000	218

Wireless Telecommunication Services
XL Axiata Tbk PT (b)	5,722,750	1,187
		10,638
Korea, Republic of (18.9%)
Aerospace & Defense
Hanwha Techwin Co., Ltd.	33,522	1,939
Korea Aerospace Industries Ltd.	31,828	2,209
		4,148
Auto Components
Hyundai Wia Corp.	12,224	966
Mando Corp.	7,115	1,603
		2,569
Biotechnology
Hugel, Inc. (b)	4,143	1,604

Construction & Engineering
Hyundai Development Co-Engineering & Construction	70,530	3,295

Electric Utilities
Korea Electric Power Corp.	38,875	1,904

Electrical Equipment
LS Cable & System Asia Ltd. (b)	55,815	342

Food Products
CJ CheilJedang Corp.	4,016	1,326

Household Durables
Coway Co., Ltd.	22,101	1,912

Industrial Conglomerates
CJ Corp.	8,319	1,410
SK Holdings Co., Ltd.	12,618	2,433
		3,843
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	323	82

Internet Software & Services
NAVER Corp.	4,668	3,747

Media
Innocean Worldwide, Inc.	17,790	1,184

Personal Products
Amorepacific Corp.	7,927	2,804
Cosmax, Inc.	5,206	717
		3,521
Software
Nexon Co., Ltd.	119,400	1,866

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	5,972	8,704
Samsung Electronics Co., Ltd. (Preference)	3,736	4,410
		13,114
Textiles, Apparel & Luxury Goods
Hwaseung Enterprise Co., Ltd. (b)	56,578	771
		45,228
Philippines (2.7%)
Banks
BDO Unibank, Inc.	352,030	799
Metropolitan Bank & Trust Co.	596,653	1,051
		1,850
Diversified Financial Services
Ayala Corp.	67,226	1,189
Metro Pacific Investments Corp.	5,998,400	879
		2,068
Industrial Conglomerates
DMCI Holdings, Inc.	2,912,200	726
LT Group, Inc.	520,500	164
SM Investments Corp.	65,460	913
		1,803
Transportation Infrastructure
International Container Terminal Services, Inc.	409,630	654
		6,375

Singapore (2.2%)
Air Freight & Logistics
Singapore Post Ltd.	675,000	723

Distributors
Jardine Cycle & Carriage Ltd.	82,300	2,603

Health Care Providers & Services
Raffles Medical Group Ltd.	636,629	715

Multi-Utilities
Keppel Infrastructure Trust (Units) (c)	3,222,900	1,196
		5,237
Taiwan (12.4%)
Banks
E.Sun Financial Holding Co., Ltd.	2,227,500	1,269

Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	370,532	1,985
Hon Hai Precision Industry Co., Ltd.	492,855	1,248
Largan Precision Co., Ltd.	14,000	1,701
		4,934
Food & Staples Retailing
President Chain Store Corp.	124,000	990

Food Products
Uni-President Enterprises Corp.	1,198,046	2,257

Internet Software & Services
PChome Online, Inc.	118,466	1,400

Metals & Mining
Yeong Guan Energy Technology Group Co., Ltd.	158,000	868

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	1,638,000	1,966
Hermes Microvision, Inc.	16,584	718
Taiwan Semiconductor Manufacturing Co., Ltd.	1,409,592	8,267
		10,951
Tech Hardware, Storage & Peripherals
Catcher Technology Co., Ltd.	279,000	2,279
Pegatron Corp.	689,000	1,784
		4,063
Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	137,604	1,649

Wireless Telecommunication Services
Taiwan Mobile Co., Ltd.	371,000	1,337
		29,718

Thailand (1.2%)
Banks
Kasikornbank PCL NVDR	182,900	995

Construction & Engineering
Sino-Thai Engineering & Construction PCL (Foreign)	897,100	614

Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	747,620	846

Real Estate Management & Development
Central Pattana PCL (Foreign)	230,400	389
		2,844
United States (1.0%)
Household Durables
Nien Made Enterprise Co., Ltd.	187,000	2,423
Total Common Stocks (Cost $191,252)		236,126

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,601)	2,601,484	2,601
Total Investments (99.8%) (Cost $193,853) (e)(f)(g)		238,727
Other Assets in Excess of Liabilities (0.2%)		518
Net Assets (100.0%)		$239,245

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $225,478,000 and 94.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $52,088,000 and the aggregate gross unrealized depreciation is approximately $7,214,000 resulting in net unrealized appreciation of approximately $44,874,000.

ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	68.5%
Banks	13.5
Internet Software & Services	10.8
Tech Hardware, Storage & Peripherals	7.2
Total Investments	100.0%

*   Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2016 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$4,148	$—	$4,148
Air Freight & Logistics	—	723	—	723
Auto Components	—	2,569	—	2,569
Automobiles	—	3,273	—	3,273
Banks	—	32,310	—	32,310
Biotechnology	—	4,732	—	4,732
Capital Markets	—	4,137	—	4,137
Commercial Services & Supplies	—	2,509	—	2,509
Construction & Engineering	—	6,495	—	6,495
Construction Materials	—	6,025	—	6,025
Consumer Finance	—	3,546	—	3,546
Distributors	—	2,603	—	2,603
Diversified Consumer Services	2,062	—	—	2,062
Diversified Financial Services	—	2,068	—	2,068
Diversified Telecommunication Services	—	4,506	—	4,506
Electric Utilities	—	2,492	—	2,492
Electrical Equipment	342	—	—	342
Electronic Equipment, Instruments & Components	—	4,934	—	4,934
Food & Staples Retailing	—	4,010	—	4,010
Food Products	—	4,396	—	4,396
Health Care Equipment & Supplies	—	4,174	—	4,174
Health Care Providers & Services	—	715	—	715
Hotels, Restaurants & Leisure	—	4,580	—	4,580
Household Durables	—	4,335	—	4,335
Independent Power and Renewable Electricity Producers	—	444	—	444
Industrial Conglomerates	—	10,670	—	10,670
Insurance	—	8,979	—	8,979
Internet & Direct Marketing Retail	1,743	—	—	1,743
Internet Software & Services	5,730	20,079	—	25,809
Machinery	—	2,799	—	2,799
Media	—	4,923	—	4,923
Metals & Mining	—	868	—	868
Multi-line Retail	—	543	—	543
Multi-Utilities	—	1,196	—	1,196
Oil, Gas & Consumable Fuels	—	4,004	—	4,004
Personal Products	—	5,014	—	5,014
Pharmaceuticals	—	1,705	—	1,705
Real Estate Management & Development	—	8,904	—	8,904
Semiconductors & Semiconductor Equipment	—	10,951	—	10,951
Software	—	1,866	—	1,866
Tech Hardware, Storage & Peripherals	—	17,177	—	17,177
Textiles, Apparel & Luxury Goods	771	4,440	—	5,211
Transportation Infrastructure	—	2,562	—	2,562
Wireless Telecommunication Services	—	9,074	—	9,074
Total Common Stocks	10,648	225,478	—	236,126
Short-Term Investment
Investment Company	2,601	—	—	2,601
Total Assets	$13,249	$225,478	$—	$238,727

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, securities with a total value of approximately $583,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at September 30, 2016. At September 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$967
Purchases	—
Sales	(606)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	108
Realized gains (losses)	(469)
Ending Balance	$—

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2016